ProShares Trust
7272 Wisconsin Ave, 21st Floor
Bethesda, Maryland 20814
July 14, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust - File Nos.: 333-89822; 811-21114 Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus(es) and Statement(s) of Additional Information for the ProShares Trust (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 369 to the Registration Statement of the Trust, which was filed electronically with the U.S. Securities and Exchange Commission on July 14, 2025 (Accession No. 0001683863-25-005721).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
Senior Director, Counsel
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